Unaudited interim condensed consolidated statements of cash flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income	$ 62,779,787	$ 24,050,420
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	16,125,505	10,749,128
Non – cash lease expense	46,941	38,849
Share based compensation	1,101,156	1,560,719
Unrealized foreign exchange (gain)/loss on time deposits	586,884	(1,030,640)
Changes in operating assets and liabilities:
Trade and other receivables	(5,262,544)	670,769
Other current assets	(131,863)	485,977
Claims receivable	(430,325)	0
Inventories	(5,701,149)	1,319,526
Changes in operating lease liabilities	(46,941)	(38,849)
Advances and prepayments	(426,482)	25,021
Due from related party	6,250	2,084
Trade accounts payable	7,899,973	955,699
Due to related parties	291,101	2,990,748
Accrued liabilities	2,177,330	(132,345)
Deferred income	(745,369)	765,748
Net cash provided by operating activities	78,270,254	42,412,854
Cash flows from investing activities:
Payments for acquisition and capitalized expenses of vessels	0	(417,320)
Increase in bank time deposits	(331,215,788)	(101,608,390)
Maturity of bank time deposits	266,199,344	157,081,011
Net cash provided by/(used in) investing activities	(65,016,444)	55,055,301
Cash flows from financing activities:
Stock repurchases	(10,630,491)	0
Dividends paid on preferred shares	(876,122)	(868,075)
Repayment of seller and capital expenditures financing	0	(36,700,000)
Net cash used in financing activities	(11,506,613)	(37,568,075)
Net increase in cash and cash equivalents	1,747,197	59,900,080
Cash and cash equivalents at the beginning of the period	5,771,505	67,783,531
Cash and cash equivalents at the end of the period	7,518,702	127,683,611
Cash breakdown
Cash and cash equivalents	7,518,702	127,683,611
Total cash and cash equivalents shown in the statement of cash flows	7,518,702	127,683,611
Supplemental cash flow information:
Cash paid for interest in relation to seller financing		1,222,145
Non cash investing activity – Dividend income from related party included in investment in related party	347,917	160,416
Non cash investing activity – Vessels acquisition included in payable to related parties	31,828,000	129,295,000
Non cash financing activity – Dividend on preferred series A included in payables to related parties	3,359	6,838
Non cash investing activity – Non-cash consideration of vessels acquisition	$ 3,580,000	$ 0